Capital Stock - Series G Preferred Stock - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended			136 Months Ended	145 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended			1 Months Ended
	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2007	Dec. 31, 2012	Sep. 30, 2013	Mar. 09, 2012 Series G Preferred Stock [Member]	Sep. 30, 2013 Series G Preferred Stock [Member]	Mar. 31, 2013 Series G Preferred Stock [Member]	Sep. 30, 2013 Series G Preferred Stock [Member] Directors	Dec. 31, 2012 Series G Preferred Stock [Member] Directors	Sep. 30, 2013 Series G Preferred Stock [Member] Minimum [Member]	Dec. 31, 2012 Series G Preferred Stock [Member] Minimum [Member]	Mar. 09, 2012 Series G Preferred Stock [Member] AR Partners, LLC [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Number of purchase agreement shares sold														5,000,000
Selling price per shares														$ 1.00
Common stock sold for an aggregate to aspire capital				$ 1,200,000										$ 5,000,000
Convertible shares of common stock				$ 1.00				$ 0.40		$ 0.40	$ 0.40
Initial conversion ratio of common stock										2.50%	2.50%
Rate of preferred stock dividend and redemption premium										6.00%	6.00%
Preferred stock, shares outstanding												1,000,000	1,000,000
Number of directors to be nominated by preferred shareholders										2	2
Number of independent directors out of directors to be nominated by preferred shareholders										1	1
Reversal of dividend accreted	93,000	93,000			93,000	93,000					93,000
Legal costs											59,000
Total deemed dividend			$ 524,000				$ 1,375,000
Common stock issued upon conversion, conversion price per share									$ 0.20
Convertible Preferred Stock conversion price								$ 0.30	$ 0.37
Convertible Preferred Stock conversion ratio								3.28	2.67	3.28